ACQUISITION OF BUSINESSES - DexKo Global Inc. (“DexKo”) (Details) - DexKo Global Inc. - Industrials - USD ($) $ in Millions	Oct. 04, 2021	Jun. 30, 2022
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	35.00%	34.00%
Equity from the partnership	$ 396
Proportion of voting rights held in subsidiary	100.00%
Goodwill recognised as of acquisition date	$ 1,400
Identifiable intangible assets recognised as of acquisition date	2,200
Acquisition-related costs	$ 9
Brookfield Business Partners L.P. and Institutional Investors
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	100.00%
Consideration transferred	$ 3,800
Equity from the partnership	1,100
Debt raised incurred	2,600
Contingent consideration related to future performance	30
Non-controlling interest in acquiree recognised at acquisition date	$ 761